Non-current and current Borrowings - Summary of Current and Non-current Borrowings (Parenthetical) (Detail)	Dec. 31, 2021
Six Point Two Five Percent OPCO Notes [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	6.25%
Holdco Notes [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	8.75%
Holdco Notes [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	9.50%